FINANCIAL ASSETS AND LIABILITIES - Additional Information (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of sensitivity analysis of financial instruments changes in foreign exchange rates [line items]
Investments accounted for using equity method	R$ 10,678,566	R$ 17,611,369
Lease liabilities [member]
Disclosure of sensitivity analysis of financial instruments changes in foreign exchange rates [line items]
PIS and COFINS credit included in lease liabilities	R$ 30,814	32,244
Bottom of range [member]
Disclosure of sensitivity analysis of financial instruments changes in foreign exchange rates [line items]
Lessee’s incremental borrowing rate applied to the lease liabilities	4.25%
Restricted cash average maturity period	2 years
Top of range [member]
Disclosure of sensitivity analysis of financial instruments changes in foreign exchange rates [line items]
Lessee’s incremental borrowing rate applied to the lease liabilities	13.73%
Restricted cash average maturity period	5 years
BancoItaú BBA SA [Member]
Disclosure of sensitivity analysis of financial instruments changes in foreign exchange rates [line items]
Weighted Average Rate Use For Calculating Investment In Preferred Shares	CDI +1.25
Cosan Nove Participações S.A. [member] | BancoItaú BBA SA [Member]
Disclosure of sensitivity analysis of financial instruments changes in foreign exchange rates [line items]
PIS and COFINS credit included in lease liabilities	R$ 4,115,000
Investments accounted for using equity method	4,596,631
Cosan Dez Participações S.A. [member] | Banco Bradesco BBI SA [Member]
Disclosure of sensitivity analysis of financial instruments changes in foreign exchange rates [line items]
PIS and COFINS credit included in lease liabilities	4,000,000
Investments accounted for using equity method	3,943,883
Comgas [member]
Disclosure of sensitivity analysis of financial instruments changes in foreign exchange rates [line items]
Receivables in advance from suppliers to financial institutions	R$ 132,999	R$ 133,937
Comgas [member] | Top of range [member]
Disclosure of sensitivity analysis of financial instruments changes in foreign exchange rates [line items]
Advance receivables payment period	90 days
CSAN3
Disclosure of sensitivity analysis of financial instruments changes in foreign exchange rates [line items]
Borrowings, interest rate	1.31%
The contracted value of CSAN3 shares with total return swap (in shares)	110,995,312